Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings
Schedule of borrowings

	As of December 31,
	2016	2017
Amounts due within one year	156,645	188,167
Less: unamortized deferred loan/bond issuance costs	(9,197)	(8,800)

Borrowings, current portion	147,448	179,367

Amounts due after one year	2,543,357	2,399,849
Plus: unamortized premium(1)	1,304	—
Less: unamortized deferred loan/bond issuance costs	(40,083)	(31,660)

Borrowings, non-current portion	2,504,578	2,368,189

Total	2,652,026	2,547,556

(1)	Refer to "Bonds" disclosed below for details on the premium.

Debt Repayment Schedule

As of December 31, 2017
Not later than one year	188,167
Later than one year and not later than three years	631,834
Later than three years and not later than five years	1,407,353
Later than five years	360,662

Total	2,588,016